Stock Incentive Plans - Share-Based Compensation (Details) - Computer Sciences GS Business - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 02, 2015	Oct. 03, 2014	Oct. 02, 2015	Oct. 03, 2014	Apr. 03, 2015	Mar. 28, 2014	Mar. 29, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation	$ 4,908	$ 3,856	$ 4,109	$ 8,560	$ 17,618	$ 17,669	$ 10,194
Stock-based compensation, net of tax	2,982	2,343	2,497	5,201	10,705	10,732	6,208
Cost of services
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation	2,120	1,333	752	3,655	7,317	7,348	4,685
Selling, general and administrative expense
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation	$ 2,788	$ 2,523	$ 3,357	$ 4,905	$ 10,301	$ 10,321	$ 5,509